Royce W Class Prospectus | Royce Total Return Fund
Royce Total Return Fund
The Royce Fund Supplement to the W Class Shares Prospectus Dated May 1, 2017 Royce Total Return Fund
Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Total Return Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce W Class Prospectus Royce Total Return Fund W Class
Management fees	0.99%
Distribution (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.22%	[1]
[1]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	Royce W Class Prospectus Royce Total Return Fund W Class USD ($)
1 Year	$ 124
3 Years	387
5 Years	670
10 Years	$ 1,477